FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 29, 2006

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [ ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  2001 North Main Street

                Suite 270

                Walnut Creek, CA  94596

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  January 17, 2007



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  67


Form 13F Information Table Value Total:  455.717
                                        (thousands)



List of Other Included Managers:


NONE












Name 			 Title    Cusip	    Value	Shares   Disc  Other Voting
of Issuer	       of Class				(x 1000)	   Mgrs
BERKSHIRE HTWY	Common    084990175    219	200	   Sole  None   Sole
USA REAL N REIT  	Common    KAD28G302    1	93250	   Sole  None   Sole
APPLIED MAT INC   Common    038222105    429	23305	   Sole  None   Sole
AUTO DATA PROCES  Common    053015103    8013	162714   Sole  None   Sole
Barclays Glbl	Eft	    464287226    45938	460767   Sole  None   Sole
Barclays Glbl	Eft	    464287168    207	2940	   Sole  None   Sole
Barclays Glbl	Eft	    464287234    21364	187131   Sole  None   Sole
Barclays Glbl	Eft	    464287465    24540	335160   Sole  None   Sole
Barclays Glbl	Eft	    464286848    19375	1363483  Sole  None   Sole
Barclays Glbl	Eft	    464287564    1085	10823	   Sole  None   Sole
Barclays Glbl     Eft       464287440    7095	86073	   Sole  None   Sole
Barclays Glbl  	Eft       464287507    499	6225	   Sole  None   Sole
Barclays Glbl     Eft       464287705    21968	277237   Sole  None   Sole
Barclays Glbl 	Eft	    464287606    19027	238712   Sole  None   Sole
Barclays Glbl 	Eft	    464287804    17130	259593   Sole  None   Sole
Barclays Glbl 	Eft	    464287879    35279	468265   Sole  None   Sole
Barclays Glbl     Eft	    464287200    1988	14000	   Sole  None   Sole
Barclays Glbl     Eft	    464287622    476	6199	   Sole  None   Sole
Barclays Glbl	Eft	    464287325    228	3993	   Sole  None   Sole
Barclays Glbl	Eft	    464287846    252	3680	   Sole  None   Sole
Barclays Glbl	Eft	    464287457    29492	368840   Sole  None   Sole
Barclays Glbl	Eft	    922908553    378	4920	   Sole  None   Sole
Barclays Glbl	Eft	    922908769    1055	7526	   Sole  None   Sole
BAXTER INT INC   	Common    071813109    8635	186157   Sole  None   Sole
CAPITAL ONE FINAN	Common    14040H105    6621	86201	   Sole  None   Sole
CARNIVAL CORP 	Common    143658300    7887	160800   Sole  None   Sole
CHEVRON CORP   	Common    166764100    9509	129334   Sole  None   Sole
CISCO SYSTEMS   	Common    17275R102    328	12011	   Sole  None   Sole
COCA COLA CO   	Common    191216100    7991	165630   Sole  None   Sole
COMPUTRZD THERML	Common    20557C108    1	10000	   Sole  None   Sole
COSTCO WHSL CORP 	Common    22160K105    7848	148455   Sole  None   Sole
DISNEY WALT CO   	Common    254687106    8908	259941   Sole  None   Sole
DREAMWORKS ANIMA	Common    26153C103    8816	298949   Sole  None   Sole
EVOLUTION PETROL	Common    30049A107    30	10000	   Sole  None   Sole
EXXON MOBIL CORP  Common    30231G102    548	7155	   Sole  None   Sole
FIFTH THIRD BANC 	Common    316773100    7263	177450   Sole  None   Sole
FIRST DATA CORP  	Common    319963104    4437	173889   Sole  None   Sole
GANNETT CO INC   	Common    364730101    7339	121396   Sole  None   Sole
GENERAL ELECTRIC 	Common    369604103    8150	219044   Sole  None   Sole
GENESIS MICROCHIP Common    37184C103    101	10000	   Sole  None   Sole
GOLDMAN SACHS GP	Preferred 38143Y665    3666	139401   Sole  None   Sole
GOLDMAN SACHS LI	Preferred 73941X684    1247	53092	   Sole  None   Sole
HOME DEPOT INC   	Common    437076102    7837	195160   Sole  None   Sole
IMMUNOMEDICS INC  Common    452907108    129	35800	   Sole  None   Sole
INTEL CORP   	Common    458140100    2577	127290   Sole  None   Sole
INTL BUSINESS   	Common    459200101    446	4594	   Sole  None   Sole
INTL GAME TECH  	Common    459902102    266	5760	   Sole  None   Sole
JOHNSON & JOHNSON Common    478160104    7947	120378   Sole  None   Sole
LEGG MASON INC   	Common    524901105    8463	89041	   Sole  None   Sole
LEHMAN BROS F PFD Preferred 524908720    3568	139405   Sole  None   Sole
LOCKHEED MARTIN  	Common    539830109    216	2347	   Sole  None   Sole
MASTERCARD INC   	Common    57636Q104    5632	57184	   Sole  None   Sole
MC DONALDS CORP  	Common    580135101    9723	219337   Sole  None   Sole
MICROSOFT CORP   	Common    594918104    8540	286004   Sole  None   Sole
NASDAQ 100 	      Eft	    631100104    376	8719	   Sole  None   Sole
NOKIA CORP 	      Common    654902204    8184	402760   Sole  None   Sole
ORACLE CORP   	Common    68389X105    182	10624	   Sole  None   Sole
PFIZER INCORP   	Common    717081103    7092	273851   Sole  None   Sole
ROYAL BK SCOTLAND	Preferred 780097796    3661	143571   Sole  None   Sole
SAN LUIS TRUST   	Common    798735106    130	11000	   Sole  None   Sole
STRYKER CORP   	Common    863667101    8520	154618   Sole  None   Sole
SUN MICROSYSTEMS 	Common    866810104    156	28869	   Sole  None   Sole
CHARLES SCHWAB   	Common    808513105    639	33081	   Sole  None   Sole
UNITED SEC BANC	Common    911460103    1493	61964	   Sole  None   Sole
WAL-MART STORES   Common    931142103    7234	156649   Sole  None   Sole
WELLS FARGO CAP  	Preferred 94976Y207    3403	135064   Sole  None   Sole
WESTERN UNION  	Common    959802109    3940	175748   Sole  None   Sole